Derivative Financial Instruments - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Derivatives, Fair Value [Line Items]
Companys hedged interest rate transactions	4 years		5 years
Derivative, Notional Amount			$ 0	$ 0
Deferred gains (losses) in comprehensive loss related to foreign exchange hedging			0	0
Deferred (losses) gains on derivative financial instruments	$ 3,000,000	$ (6,000,000)	(11,000,000)	3,000,000	$ 0
Pre-tax gains (losses) of the company derivative interest rate swaps	4,000,000	6,000,000	(11,000,000)	4,000,000
Unrealized pre-tax (losses) gains of foreign exchange forward contracts	(3,000,000)	5,000,000
Realized pre-tax (losses) gains of foreign exchange forward contracts	(1,000,000)	0
Unrealized pre-tax losses of foreign exchange forward contracts recorded in other comprehensive income		$ 3,000,000
Sale
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	288
Purchase
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	148
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	820,000,000		820,000,000	320,000,000
Deferred (losses) gains on derivative financial instruments	(5,000,000)		$ (8,000,000)	$ 3,000,000
Foreign Currency Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Deferred (losses) gains on derivative financial instruments	$ 0